Basis of Presentation and Nature of Operations (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 27, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2017
Reduction in salary percentage	20.00%			20.00%
Operating income (loss)	$ (780,688)		$ (1,348,593)	$ (3,724,703)	$ (2,604,805)	$ (13,026,228)	$ (4,641,696)
Operating income loss from non cash activities				2,200,000		8,064,101
Operating income loss from non recurring items				$ 366,000		$ 364,320
Common stock, par value	$ 0.001			$ 0.001		$ 0.001	$ 0.001
Assets, current	$ 8,071,961			$ 8,071,961		$ 4,955,365	$ 5,465,484
Liabilities, current	11,317,275			11,317,275		12,973,319	8,878,936
Working capital	3,245,314			3,245,314		(8,017,954)
Related party note payables	1,166,365			1,166,365		1,686,352	932,701
Assets	26,021,906			26,021,906		23,609,619	28,888,588
Liabilities	15,081,404			15,081,404		16,155,187	12,948,949
Stockholders' equity	10,940,502		13,375,008	10,940,502	13,375,008	$ 7,454,432	15,939,639	$ 11,229,321	$ 14,872,261	$ (232,630)
Debt interest expense	$ 847,154		$ 401,170	$ 2,667,513	$ 525,864		$ 501,221
Description of cost cutting initiatives				Annual cost saving initiatives related to synergies and the elimination of redundant costs of approximately $1,500,000.
Related Party Debt Holders [Member]
Debt interest expense				$ 1,166,365
Loan Agreement [Member]
Proceeds form loan		$ 200,000
Proceeds from exercise of warrants		$ 250,000
Related to Depreciation, Amortization and Stock-based Compensation
Operating income (loss)				3,600,000
Related to Transaction Costs and Restructuring Charges [Member]
Operating income (loss)				$ 366,000
Best Party Concepts [Member]
Business acquisition, percentage of voting interests acquired	50.00%			50.00%			50.00%
Global Clean Solutions, LLC [Member]
Business acquisition, percentage of voting interests acquired	50.00%			50.00%